Trade and other payables (Details 1) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Trade And Other Payables Explanatory [Line Items]
Trade payables	€ 11,645	€ 10,890
Down payments and advances from customers, partners in exploration & production activities		545
Down payments and advances from joint venture partners in exploration and production	207	252
Payables for purchase of non-current assets	2,530	2,094
Payables due to operators in exploration & production activities	1,151	1,968
Other payables	1,214	999
Trade and other current payables	€ 16,747	€ 16,748